Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum rental payments

Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2016 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Operating leases commitments	$33,229	$9,110	$13,522	$10,506	$91

Schedule of purchase commitments

Purchase commitments as of December 31, 2016 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Purchase commitments	$295,112	$241,021	$53,836	$255	$—
Capital commitments	$22,396	$22,396	$—	$—	$—

Schedule of other commitments

Other commitments as of December 31, 2016  were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Convertible debt	$156,154	$1,531	$154,623	$—	$—
Short-term bank loans	33,152	33,152	—	—	—
Loan from a third party	20,355	20,355	—	—	—
Equity investments	33,991	33,991	—	—	—

Total other commitments	$243,652	$89,029	$154,623	$—	$—